INCOME TAXES - Schedule of Changes in Deferred Tax Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	$ 631
Deferred tax (liabilities), beginning balance	(3,146)
Net deferred tax (liability), beginning balance	(2,515)	$ (2,378)
Income	(162)	(32)
Equity	(35)	(7)
Acquisitions and Dispositions	0	(7)
OCI	(83)	(30)
Other Balance Sheet	(63)	(61)
Deferred tax assets, ending balance	772	631
Deferred tax liabilities, ending balance	(3,630)	(3,146)
Net deferred tax (liability), ending balance	(2,858)	(2,515)
Deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	631	516
Income	231	117
Equity	(35)	0
Acquisitions and Dispositions	0	(7)
OCI	8	5
Other Balance Sheet	(63)	0
Deferred tax assets, ending balance	772	631
Deferred tax (liabilities)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities), beginning balance	(3,146)	(2,894)
Income	(393)	(149)
Equity	0	(7)
Acquisitions and Dispositions	0	0
OCI	(91)	(35)
Other Balance Sheet	0	(61)
Deferred tax liabilities, ending balance	$ (3,630)	$ (3,146)